Taxes - Summary of Income Tax Relating to Components of Deferred Tax Other Comprehensive Income (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes [Abstract]
Derivatives	$ 31	$ 34	$ 77
Other	8	(8)	7
Deferred income tax expense via other comprehensive income	$ 39	$ 26	$ 84